TRANSACTIONS WITH RELATED PARTIES - NASRAT HAKIM AND MIKAH PHARMA LLC	12 Months Ended
Mar. 31, 2016
Nasrat Hakim And Mikah Pharma LLC [Member]
Related Party Transactions Disclosure [Text Block]
NOTE 25	-	TRANSACTIONS WITH RELATED PARTIES – NASRAT HAKIM AND MIKAH PHARMA LLC

On August 1, 2013, Elite Laboratories Inc. (“Elite Labs”), our wholly owned subsidiary, executed an asset purchase agreement (the “Mikah Purchase Agreement”) with Mikah Pharma LLC (“Mikah”), an entity that is wholly owned by Mr. Nasrat Hakim, who, in conjunction with this transaction, was appointed as our Chief Executive Officer, President and a Director on August 2, 2012, and acquired from Mikah a total of 13 Abbreviated New Drug Applications (“ANDAs”) consisting of 12 ANDAs approved by the FDA and one ANDA under active review with the FDA, and all amendments thereto (the “Acquisition”) for aggregate consideration of $10,000,000, inclusive of imputed interest payable pursuant to a non-interest bearing, secured convertible note due in August 2016 (the “Mikah Note”). The Mikah Note was amended on February 7, 2014 to make it convertible into shares of the Company’s Series I Convertible Preferred Stock.

The Mikah Note, as amended, was interest free and due and payable on the third anniversary of its issuance. Subject to certain limitations, the principal amount of the Mikah Note was convertible at the option of Mikah into shares of Common Stock at a rate of $0.07 (approximately 14,286 shares per $1,000 in principal amount), the closing market price of the Company’s Common Stock on the date that the asset purchase agreement and Note were executed and/or into shares of the Company’s Series I Convertible Preferred Stock at the rate of 1 share of Series I Preferred Stock for each $100,000 of principal owed on the Mikah Note. The conversion rate was adjustable for customary corporate actions such as stock splits and, subject to certain exclusions, includes weighted average anti-dilution for common stock transactions at prices below the then applicable conversion rate. Pursuant to a security agreement (the “Security Agreement”), repayment of the Mikah Note was secured by the ANDAs acquired in the Acquisition.

On February 7, 2014, Mikah converted the principal amount of $10,000,000, representing the entire principal balance due under the Mikah Note, into 100 shares of the Company’s Series I Preferred Stock.

On August 27, 2010, Elite executed an asset purchase with Mikah (the “Naltrexone Agreement”). Pursuant to the Naltrexone Agreement, Elite acquired from Mikah the Abbreviated New Drug Application number 75-274 (Naltrexone Hydrochloride Tablets USP, 50 mg), and all amendments thereto (the “ANDA”), that have to date been filed with the FDA seeking authorization and approval to manufacture, package, ship and sell the products described in the ANDA within the United States and its territories (including Puerto Rico) for aggregate consideration of $200,000. In lieu of cash, Mikah agreed to accept from Elite product development services to be performed by Elite, and entered into a Development and License Agreement dated August 27, 2010 between the Company and Mikah (the “Mikah Development Agreement”).

The manufacturing of Naltrexone 50mg was successfully transferred to the Company’s Northvale facility, and the first commercial shipment of this product was made in September 2013.

On January 28, 2015, the Mikah Development Agreement was terminated by mutual agreement of the parties thereto. Pursuant to the Mikah Development Agreement, Mikah made advance consideration payments to the Company totaling $200,000 in exchange for product development services to be provided at a future date. Subsequent to the execution of the Mikah Development Agreement, and before any development milestones were achieved, the sole owner of Mikah, Mr. Nasrat Hakim, became the President and Chief Executive Officer of the Company. Mikah has accordingly ceased operating and is in the process of winding down and liquidating its assets.

Any further development of the product related to the Mikah Development Agreement will belong to the Company, although there can be no assurances that such development will occur or be successful.

The Mikah Development Agreement requires that the consideration paid in advance to the Company be refunded in the event of no milestones being achieved. Mr. Hakim, as owner of Mikah, has directed that the $200,000 refund due to Mikah not be paid currently, but rather be added to the amounts due under the Hakim Credit Line.

Please note that this transaction is not to be considered as an arms-length transaction.